SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES LEASES TO THIRD-PARTIES (Details) (Parenthetical)	Dec. 31, 2022
Minimum [Member]
Operating lease, escalation percentage, initial term, percentage	1.00%